Segmentation of key figures (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales to third parties	$ 51,900	$ 49,109		$ 48,518
YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	1.00%
Alcon [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	3.00%
Alcon [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	3.00%
Alcon [member] | Surgical [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,999	$ 3,725		3,579
Net sales, change in %	7.00%	4.00%
Alcon [member] | Surgical [member] | Consumables [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,227	$ 2,097		2,007
Net sales, change in %	6.00%	4.00%
Alcon [member] | Surgical [member] | Implantables [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,136	$ 1,034		1,007
Net sales, change in %	10.00%	3.00%
Alcon [member] | Surgical [member] | Equipment/Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 636	$ 594		565
Net sales, change in %	7.00%	5.00%
Alcon [member] | Vision Care [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,150	$ 3,046		2,964
Net sales, change in %	3.00%	3.00%
Alcon [member] | Vision Care [member] | Contact Lenses [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,928	$ 1,833		1,762
Net sales, change in %	5.00%	4.00%
Alcon [member] | Vision Care [member] | Ocular health [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%	1.00%
Alcon [member] | Vision Care [member] | Ophthalmic OTC [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,222	$ 1,213		1,202
Operating segments [member] | Alcon [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,149	$ 6,771	[1]	$ 6,543	[1]

[1]	Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018